Share Repurchase Programs	12 Months Ended
Dec. 31, 2015
Share Repurchase Programs
Share Repurchase Programs

24.Share Repurchase Programs

In November 2012, the Company’s Board approved a share repurchase program authorizing management to repurchase up to US$100 million of the Company’s ordinary shares to enhance shareholder value for a period not to exceed twelve months. The timing and actual number of shares subject to repurchase were at the discretion of the Company’s management and contingent on a number of factors and limitations, including the price of the Company’s stock, corporate and regulatory requirements, alternative investment opportunities and other market conditions. The share repurchase program specified a maximum dollar value of shares subject to repurchase and had an expiration date and could have been limited or terminated at any time without prior notice. Such share repurchase program expired on November 20, 2013, and the Company repurchased 2.02 million ADSs (equivalent to 48.6 million ordinary shares) for consideration amounting to approximately US$83.0 million under this program.

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital first with any remaining excess charged entirely to retained earnings.

In  February 2014, the Company’s board of directors approved a new share repurchase program authorizing management to repurchase up to US$100 million of the Company’s ordinary shares to enhance shareholder value for a period not to exceed twelve months. The timing and actual number of shares subject to repurchase are at the discretion of the Company’s management and contingent on a number of factors and limitations, including the price of the Company’s stock, corporate and regulatory requirements, alternative investment opportunities and other market conditions. The share repurchase program specifies a maximum dollar value of shares subject to repurchase and has an expiration date and can be limited or terminated at any time without prior notice. As of the expiration date of the program, no ADSs had been repurchased under this program.

In September 2015, the Company announced that its board of directors approved a new share repurchase program of up to US$500 million of the Company’s outstanding ADSs for a period not to exceed 12 months. As of December 31, 2015, the Company has repurchased approximately 0.19 million ADSs for approximately US$20.7 million under this program.